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          U.S. SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                        FORM 24F-2
             Annual Notice of Securities Sold
                  Pursuant to Rule 24f-2


1.  Name and address of issuer:

    Alliance Balanced Shares, Inc.
    1345 Avenue of the Americas
    New York, NY 10105

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check
    the box but do not list series or classes):          \X\


3.  Investment Company Act File Number:

    811-134

    Securities Act File Number:

    2-10988

4. (a) Last day of fiscal year for which this Form is filed:

         July 31, 2000

4.  (b)  \ \  Check box if this Form is being filed late
              (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
              Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4.  (c)  \  \ Check box if this is the last time the issuer
              will be filing this Form.

5.  Calculation of registration fee:

            (i)  Aggregate sale price of
                 securities sold during
                 the fiscal year



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                 pursuant to
                 section 24(f):                 $167,678,230

           (ii)  Aggregate price of
                 securities redeemed or
                 repurchased during the
                 fiscal year:                   $123,094,258

          (iii)  Aggregate price of
                 securities redeemed or
                 repurchased during any
                 prior fiscal year
                 ending no earlier than
                 October 11, 1995 that
                 were not previously
                 used to reduce
                 registration fees
                 payable to the
                 Commission:                              $0

           (iv)  Total available
                 redemption credits [add
                 Items 5(ii) and 5(iii):        $123,094,258

            (v)  Net sales -- if
                 Item 5(i) is greater
                 than Item 5(iv)
                 [subtract Item 5(iv)
                 from Item 5(i)]:                $44,583,972

           (vi)  Redemption credits
                 available for use in
                 future years -- if
                 Item 5(i) is less than
                 item 5(iv) [subtract
                 Item 5(iv) from
                 Item 5(i)]:                            $-0-

          (vii)  Multiplier for
                 determining
                 registration fee (See
                 Instruction C.9):                x $.000264

         (viii)  Registration fee due
                 [multiply Item 5(v) by
                 item 5(vii)] (enter "0"
                 if no fee is due):              =$11,770.00
                                                  ==========





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6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
    Instruction D):                               +$   -0-

8.  Total of the amount of the registration fee due plus any
    interest due [line 5(viii) plus line 7]:     =$11,770.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
    October 23, 2000.

    Method of Delivery:

         \X\  Wire Transfer
         \ \  Mail or other means


                         SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title)*   /s/ Domenick Pugliese
                             ___________________________
                             Domenick Pugliese
                             Assistant Secretary


Date:  October 23, 2000


*Please print the name and title of the signing officer below the signature.





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